Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC

JUN 07 2013

Washington, DC 20549

NYSE EURONEXT

13002038

Cert NYS

001-35954

June 7, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Votorantim Cimentos S.A., American Depositary Shares, each representing two units, with each unit comprised of one common share, with no par value, and two preferred shares, with no par value, of Votorantim Cimentos S.A. and Common Shares, no par value and Preferred Shares, no par value (application for the Ordinary Shares and the Preferred Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 4, 2013. Tentative listing date – June 20, 2012.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com